UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 2

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Schaefer
Title:  President and Chief Operating Officer
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA             February 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:  $1,805,739
                                            (x1000)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2007

                                                           VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT  PRN CALL DSCRETN  MGRS     SOLE    SHARED    NONE

99 CENTS ONLY STORES           COM              65440K106    74763    9392329  SH       Sole              9392329
AES CORP                       COM              00130H105    35066    1639363  SH       Sole              1639363
AMERICAN TOWER CORP            CL A             029912201   346977    8144991  SH       Sole              8144991
AMERICAN WOODMARK CORP         COM              030506109    15080     829500  SH       Sole               829500
AMERICREDIT CORP               COM              03060R101    43969    3437791  SH       Sole              3437791
BALLY TECHNOLOGIES INC         COM              05874B107   118166    2376635  SH       Sole              2376635
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    17983        127  SH       Sole                  127
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    10623       2243  SH       Sole                 2243
BOYD GAMING CORP               COM              103304101      238       7000  SH       Sole                 7000
CSK AUTO CORP                  COM              125965103    20872    4166069  SH       Sole              4166069
CSX CORP                       COM              126408103      837      19036  SH       Sole                19036
CARMAX INC                     COM              143130102    91003    4607765  SH       Sole              4607765
DOVER MOTORSPORTS INC          COM              260174107     2596     396300  SH       Sole               396300
DYNAMEX INC                    COM              26784F103    16096     594810  SH       Sole               594810
ENCORE CAP GROUP INC           COM              292554102     6776     700000  SH       Sole               700000
EXXON MOBIL CORP               COM              30231G102      792       8453  SH       Sole                 8453
FEDERAL HOME LN MTG CORP       COM              313400301     3729     109455  SH       Sole               109455
FLAGSTONE REINSURANCE HLDGS    SHS              G3529T105    25709    1849575  SH       Sole              1849575
GOLDMAN SACHS GROUP INC        COM              38141G104      912       4243  SH       Sole                 4243
HFF INC                        CL A             40418F108     4724     610400  SH       Sole               610400
HILB ROGAL & HOBBS CO          COM              431294107    22474     553950  SH       Sole               553950
HILLTOP HOLDINGS INC           COM              432748101     5462     500225  SH       Sole               500225
INTERNATIONAL GAME TECHNOLOG   COM              459902102     2793      63586  SH       Sole                63586
INTERNATIONAL SPEEDWAY CORP    CL A             460335201      932      22635  SH       Sole                22635
IRON MTN INC                   COM              462846106    12339     333296  SH       Sole               333296
ISLE OF CAPRI CASINOS INC      COM              464592104     9074     659003  SH       Sole               659003
KNIGHT TRANSN INC              COM              499064103    15699    1060000  SH       Sole              1060000
LAMAR ADVERTISING CO           CL A             512815101    27300     567918  SH       Sole               567918
MARKWEST HYDROCARBON INC       COM              570762104    22679     361998  SH       Sole               361998
MARKEL CORP                    COM              570535104   204482     416375  SH       Sole               416375
MONARCH CASINO & RESORT INC    COM              609027107    36068    1497854  SH       Sole              1497854
O REILLY AUTOMOTIVE INC        COM              686091109    49878    1538007  SH       Sole              1538007
PENN NATL GAMING INC           COM              707569109   427160    7173138  SH       Sole              7173138
PENN VA CORP                   COM              707882106     9241     211800  SH       Sole               211800
PINNACLE ENTMT INC             COM              723456109    41733    1771355  SH       Sole              1771355
POOL CORPORATION               COM              73278L105    34207    1725000  SH       Sole              1725000
PROGRESSIVE CORP OHIO          COM              743315103      243      12674  SH       Sole                12674
SIMPSON MANUFACTURING CO INC   COM              829073105    21135     794829  SH       Sole               794829
TOLL BROTHERS INC              COM              889478103    18342     914357  SH       Sole               914357
WELLS FARGO & CO NEW           COM              949746101     4698     155602  SH       Sole               155602
WHITE RIVER CAPITAL INC        COM              96445P105     2541     138833  SH       Sole               138833
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      348       7400  SH       Sole                 7400







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